Annual Total Returns - Fidelity Founders Fund [BarChart] - 04.30 Fidelity Founders Fund AMCIZ PRO -06 - Fidelity Founders Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Feb. 14, 2019
Fidelity Advisor Founders Fund: Class A
Bar Chart Table:
Annual Return 2020	46.72%